Consolidated Statements of Cash Flow (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of cash flows [abstract]
Income taxes payable settled against VAT receivables	$ 57	$ 45	$ 93	$ 69